<SEC-DOCUMENT>
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<FILENAME>r13f4q07-a.txt


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [ X ]; Amendment Number: 1
This Amendment (Check only one.): [ X ] is a restatement.
                                  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    	Winslow Capital Management, Inc.
Address: 	4720 IDS Tower
         	80 South Eighth Street
         	Minneapolis, MN 55402

13F File Number:  28-03676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stacey Newstrum
Title:     Trader
Phone:     612-376-9121
Signature, Place, and Date of Signing:

     /s/ Stacey Newstrum     Minneapolis, MN     October 31, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     60

Form13F Information Table Value Total:     $3,486,370 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

										                      Voting Authority
	Class				Value		Shs/	Sh/   Put/      Inv    Other
Issuer Name	Title	CUSIP		(x$1000)	Prn Amt	Prn   Call      Dsn    Mgrs	Sole    Shared	  None
ALCON INC	COM	H01301102	68,443		478,490	SH		Sole		436,290		42,200
ALLERGAN	COM	018490102	56,714		882,840	SH		Sole		803,240		79,600
AMRCA MV ADR	COM	02364W105      106,601	      1,736,450	SH		Sole	      1,582,750	       153,700
AMRCN EXPRESS	COM	025816109	48,394		930,290	SH		Sole		846,790		83,500
APPLE INC	COM	037833100      113,142		571,195	SH		Sole		519,795		51,400
APPLD MAT	COM	038222105	17,481		984,290	SH		Sole		887,890		96,400
AUTODESK	COM	052769106	42,230		848,670	SH		Sole		771,620		77,050
C H ROBINSON	COM	12541W209	40,213		743,040	SH		Sole		673,840		69,200
CHINA MBL ADR	COM	16941M109	34,253		394,305	SH		Sole		358,105		36,200
CISCO SYS	COM	17275R102      133,560	      4,933,880	SH		Sole	      4,489,080	       444,800
CME GROUP	COM	12572Q105	58,437		 85,185	SH		Sole		 77,375		 7,810
COACH INC	COM	189754104	44,378	      1,451,210	SH		Sole	      1,319,510	       131,700
CORNING INC	COM	219350105	35,839	      1,493,913	SH		Sole	      1,359,913	       134,000
CVS/CAREMRK	COM	126650100	76,087	      1,914,140	SH		Sole	      1,741,840	       172,300
DANAHER CORP	COM	235851102      103,401	      1,178,489	SH		Sole	      1,072,039	       106,450
DEERE & CO      COM     244199105       62,847          674,900 SH              Sole            611,900         63,000
DICK'S SPORTNG 	COM	253393102	19,409		699,170	SH		Sole		639,370		59,800
E  M  C   CORP 	COM	268648102	51,129	      2,759,280	SH		Sole	      2,518,580	       240,700
ECOLAB INC	COM	278865100	40,248		785,950	SH		Sole		714,350		71,600
EQUINIX INC	COM	29444U502	44,259		437,904	SH		Sole		398,254		39,650
FASTENAL CO	COM	311900104	30,999		766,918	SH		Sole		699,118		67,800
FRANKLIN RSRCS	COM	354613101	68,279		596,687	SH		Sole		543,037		53,650
GARMIN LTD	COM	G37260109	44,164		455,300	SH		Sole		413,400		41,900
GENENTECH INC	COM	368710406	55,098		821,507	SH		Sole		748,307		73,200
GENERAL EL	COM	369604103	35,098		946,805	SH		Sole		860,405		86,400
GENZYME CORP	COM	372917104	66,426		892,340	SH		Sole		811,040		81,300
GILEAD SCIENCE	COM	375558103	34,912		758,790	SH		Sole		690,290		68,500
GOLDMAN SACHS	COM	38141G104	68,935		320,553	SH		Sole		291,683		28,870
GOOGLE CL A	COM	38259P508      135,817		196,415	SH		Sole		178,755		17,660
HEWLETT-PCKRD	COM	428236103	58,159	      1,152,120	SH		Sole	      1,047,820	       104,300
INTRCTL EXG	COM	45865V100	57,055		296,390	SH		Sole		269,440		26,950
INTUITV SURG	COM	46120E602	48,823		151,155	SH		Sole		137,855		13,300
MASTRCRD  A	COM	57636Q104	36,031		167,430	SH		Sole		152,630		14,800
MEDCO HEALTH 	COM	58405U102      129,211	      1,274,270	SH		Sole	      1,160,370	       113,900
MEMC ELCTRNC	COM	552715104	54,132		611,730	SH		Sole		556,530		55,200
MICROSOFT	COM	594918104      132,449	      3,720,480	SH		Sole	      3,385,280	       335,200
MINDRAY ADR	COM	602675100	40,309		938,070	SH		Sole		857,470		80,600
MONSANTO CO	COM	61166W101	42,447		380,045	SH		Sole		345,495		34,550
NOKIA ADR	COM	654902204	55,300	      1,440,480	SH		Sole	      1,314,980	       125,500
ORACLE CORP	COM	68389X105	38,593	      1,709,160	SH		Sole	      1,558,360	       150,800
PAYCHEX INC	COM	704326107	34,576		954,598	SH		Sole		869,898		84,700
PEABODY ENRGY	COM	704549104	26,887		436,200	SH		Sole		396,500		39,700
PRECISN CSTPRT	COM	740189105	46,383		334,410	SH		Sole		304,010		30,400
PRICELINE.COM 	COM	741503403	56,538		492,230	SH		Sole		448,730		43,500
PRCTR & GMBL    COM     742718109       38,665          526,624 SH              Sole            478,224         48,400
QUALCOMM 	COM	747525103	94,403	      2,399,059	SH		Sole	      2,181,959	       217,100
RSCH MOTION	COM	760975102	32,943		290,500	SH		Sole		263,900		26,600
ROCKWELL COLL	COM	774341101	40,597		564,080	SH		Sole		511,580		52,500
SALESFRC.COM	COM	79466L302	39,621		632,020	SH		Sole		575,720		56,300
SCHERING-PLGH	COM	806605101	49,146	      1,844,810	SH		Sole	      1,681,710	       163,100
SCHLUMBERGER	COM	806857108	51,131		519,780	SH		Sole		472,180		47,600
STHWSTRN ENGY	COM	845467109	63,798	      1,144,980	SH		Sole	      1,043,380	       101,600
ST JUDE MED	COM	790849103	35,250		867,375	SH		Sole		789,175		78,200
SUNCOR ENERGY	COM	867229106	78,284		719,985	SH		Sole		656,885		63,100
T ROWE PRICE	COM	74144T108	35,339		580,470	SH		Sole		526,770		53,700
TEVA PHARM ADR	COM	881624209	69,133	      1,487,370	SH		Sole	      1,353,770	       133,600
THMO FSHR SCI	COM	883556102	70,271	      1,218,292	SH		Sole	      1,109,292	       109,000
TRANSOCEAN	COM	G90073100	52,634		367,687	SH		Sole		327,561		40,127
UNITED TECH	COM	913017109      106,803	      1,395,390	SH		Sole	      1,269,590	       125,800
WEATHERFORD 	COM	G95089101	34,667		505,350	SH		Sole		476,650		28,700

</SEC-DOCUMENT>